Dear Shareholder: The Victory Prospectuses for each Fund are being revised to reflect a change in the Funds' check acceptance policies. The information in this Supplement is important and is part of your Prospectus.

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                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                             Established Value Fund
                               Special Value Fund
                         Small Company Opportunity Fund
                               International Fund
                            Nasdaq-100 Index(R) Fund

                      LifeChoice Conservative Investor Fund
                        LifeChoice Moderate Investor Fund
                         LifeChoice Growth Investor Fund

                                  Balanced Fund
                                Convertible Fund
                                Real Estate Fund

                            Intermediate Income Fund
                                 Fund for Income

                          National Municipal Bond Fund
                          New York Municipal Bond Fund
                            Ohio Municipal Bond Fund

                             Prime Obligations Fund
                             Financial Reserves Fund
                        Gradison Government Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                            Federal Money Market Fund
                         Institutional Money Market Fund

                                 Class C Shares:
                             Diversified Stock Fund
                             Nasdaq-100 Index(R)Fund
                                Real Estate Fund
                                 Fund for Income

                       Supplement dated September 30, 2002
                     To the Prospectuses dated March 1, 2002

                                   VF-Supp-902

1. Under "How to Buy Shares" for each Fund's Prospectus, please insert the following paragraph:

   Check Acceptance Policy:

   The Victory Funds maintain a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned.

   The Funds will not accept:

   oThird party checks
   oMoney orders
   oTraveler's checks
   oCredit card convenience checks

   The Funds reserve the right to determine acceptable forms of payment for share purchases and all investments must be made payable to the Victory Funds.






Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.












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                                   VF-Supp-902